Non-cash transactions	12 Months Ended
Dec. 31, 2021
Non-cash Transactions
Non-cash transactions

28	Non-cash transactions

The Company had transactions that did not represent cash disbursements, therefore, these were not reported in the Statement of Cash Flows, as follows:

•	Company’s capital increase with property, plant and equipment, in note 14;
•	Purchase of property, plant and equipment and intangible assets not yet paid, in notes 14.6 and 11.1; and
•	Provision for dividends receivable in note 12.